Subsequent Events - Additional Information (Detail)		1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2021 $ / shares shares	Jan. 31, 2021 shares	Dec. 31, 2020 USD ($) Acquisitions	Feb. 28, 2021 shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Number of Business Acquisitions | Acquisitions			2
Aggregate cash paid for acquisitions | $			$ 17,000,000			$ 68,057,000	$ 10,582,000	$ 186,014,000
Contingent consideration | $			286,200,000			286,200,000
Contingent consideration, hold back | $			1,400,000			1,400,000
Subsequent Event
Subsequent Event [Line Items]
Contingent consideration | $			$ 14,200,000			$ 14,200,000
Restricted stock shares granted during the period				1,703,663
Subsequent Event | One Lakh And Twenty Thousand Shares Tranche [Member]
Subsequent Event [Line Items]
Restricted stock shares granted during the period				125,000
Subsequent Event | Restricted Stock Units (RSUs) [Member] | Class A Common Stock
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement vesting term		1 year
Share based compensation by share based payment arrangement equity instrument other than options granted during the period		10,356
Subsequent Event | Performance Shares [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arangement equity instruments other than options vested	5,000,000
Number of trading days	20 days
Number of consecutive trading days	30 days
Subsequent Event | Performance Shares [Member] | Topco [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement vesting term	5 years
Share based compensation by share based payment arangement equity instruments other than options vested	5,000,000
Share price | $ / shares	$ 12.00
Number of trading days	20 days
Number of consecutive trading days	30 days
Subsequent Event | Incentive Award Plan 2020 [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of shares authorized				2,557,188
Share based compensation by share based payment arrangement vesting term				3 years
Subsequent Event | Incentive Award Plan 2020 [Member] | Minimum [Member]
Subsequent Event [Line Items]
Vesting percentage				0.00%
Subsequent Event | Incentive Award Plan 2020 [Member] | Maximum [Member]
Subsequent Event [Line Items]
Vesting percentage				150.00%
Predecessor Company
Subsequent Event [Line Items]
Interest earned funds held in trust account | $					$ 1,000,000